OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 879	$ 681
Government authorities	830	1,512
Others	452	255
Total other accounts receivable and prepaid expenses	$ 2,161	$ 2,448